POSTRETIREMENT BENEFIT PLANS - Funding (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 100
Retiree health benefits and life insurance
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 230
GE Pension Plan | Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Funded percentage, ERISA	92.80%	107.30%
Funded percentage, GAAP	93.50%	93.70%
GE Supplementary Pension Plan | Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 230